Business and Summary of Significant Accounting Policies (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 20, 2010
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 11,732	$ 2,604	$ 5,921	$ 13,338
Cash held in Reserve	3,182
Operating Loss Carryforwards	1,890,000		1,195,000
Deferred Tax Assets	$ 662,000		$ 418,000